Lease Agreements (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Notes Payable		$ 1,030,079
Interest rate	3.75%	4.25%	6.00%
Debt maturity	Oct. 29, 2021
Monthly lease payment	$ 1,500
Weighted average remaining lease term	1 year 8 months 2 days	1 year 8 months 12 days
Financial Institution [Member]
Notes Payable		$ 813
Debt maturity		Jul. 31, 2020
Monthly lease payment	$ 12,449
Lease term	2 years	5 years
Lease expiration date	Jul. 31, 2022
Financial Institution [Member] | Financing lease [Member]
Monthly lease payment		$ 19,173
Lease term		2 years
Lease expiration date		Jul. 31, 2022
Financial Institution [Member] | Minimum [Member]
Notes Payable		$ 263
Interest rate	0.00%	4.50%
Monthly lease payment	$ 1,083
Financial Institution [Member] | Minimum [Member] | Financing lease [Member]
Monthly lease payment		$ 1,083
Financial Institution [Member] | Maximum [Member]
Notes Payable		$ 461
Interest rate	2.00%	4.75%
Monthly lease payment	$ 3,524
Lease term		3 years
Financial Institution [Member] | Maximum [Member] | Financing lease [Member]
Monthly lease payment		$ 4,806